Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of Lease Expense
The components of lease expense for the year ended December 31, 2019 was as follows.

2019
Operating lease cost	$20.4

Finance lease cost
Amortization of right-of-use assets	$1.4
Interest on lease liabilities	1.6
Total finance lease cost	$3.0

Short-term lease cost	$1.7

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases for the year ended December 31, 2019 was as follows.

2019
Supplemental Cash Flows Information
Cash Paid for Amounts Included in the Measurement of Lease Liabilities
Operating cash flows from operating leases	$20.3
Operating cash flows from finance leases	$1.6
Financing cash flows from finance leases	$0.9
Leased Assets Obtained in Exchange for New Operating Lease Liabilities	$8.0

Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows.

December 31, 2019
Operating leases
Other assets	$53.8

Accrued liabilities	17.1
Other liabilities	41.0
Total operating lease liabilities	$58.1

Finance Leases
Property, plant and equipment	$16.9

Short-term borrowings and current maturities of long-term debt	0.7
Long-term debt, less current maturities	17.2
Total finance lease liabilities	$17.9

Weighted Average Remaining Lease Term (in years)
Operating leases	4.5
Finance leases	13.6

Weighted Average Discount Rate
Operating leases	2.3%
Finance leases	6.3%

Maturities of Lease Liabilities
Maturities of lease liabilities as of December 31, 2019 were as follows.

	Operating Leases	Finance Leases
2020	$18.0	$1.8
2021	13.6	1.8
2022	9.7	1.9
2023	6.9	1.9
2024	5.2	2.0
Thereafter	7.8	18.7
Total lease payments	$61.2	$28.1
Less imputed interest	(3.1)	(10.2)
Total	$58.1	$17.9